ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 4,959,900	$ 4,408,800
Related-party accruals	1,564,700	1,165,900
Valuation allowance	(6,524,600)	(5,574,700)
	$ 0	$ 0